Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Non-deductible expenses and others	(0.60%)	0.20%
Non-deductible expense related to the convertible notes and derivative liability	(1.70%)	0.00%
Non-deductible expense related to the grant liability	(0.30%)	0.00%
Tax credits	2.20%	2.80%
Change in valuation allowance	(20.60%)	(24.00%)
Effective income tax rate	0.00%	0.00%